Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Transportation services
Revenue Categories	¥ 628,508,022	$ 89,852,324	¥ 678,216,128	¥ 706,662,680
Paper [Member]
Transportation services
Revenue Categories	312,747,990	44,710,859	363,692,217	362,041,851
Steel [Member]
Transportation services
Revenue Categories	47,427,177	6,780,251	49,091,841	55,855,246
Coal [Member]
Transportation services
Revenue Categories	73,714,690	10,538,348	117,527,842	124,940,110
Food and others [Member]
Transportation services
Revenue Categories	194,618,165	27,822,866	147,904,228	163,825,473
Point in time [Member]
Transportation services
Revenue Categories	6,418	918	6,301	168,555
Over time [Member]
Transportation services
Revenue Categories	¥ 628,501,604	$ 89,851,406	¥ 678,209,827	¥ 706,494,125